GOODWILL AND INTANGIBLES - Summary of Aggregate Amortization Expense of the Intangible (Details) $ in Millions	Dec. 31, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 236
2026	228
2027	202
2028	132
2029	130
Thereafter	732
Total	$ 1,660